Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Compensation of Key Management Personnel of the Group (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Directors’ fee	€ 849	€ 854	€ 511
Short-term employee benefits	2,772	1,851	1,934
Social security contributions and defined contribution plans	777	685	692
Employee benefit obligations	188	125	132
Expenses for stock options	587	998
Total	€ 5,173	€ 4,513	€ 3,269